Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2016	Mar. 31, 2015
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 25,640	¥ 24,815
Payables under securities lending transactions		4,710	8,205
Obligations to return securities received as collateral		1,919	¥ 2,651
Total		32,269
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,518
Payables under securities lending transactions		2,443
Obligations to return securities received as collateral		1,846
Total		6,807
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		19,452
Payables under securities lending transactions		2,019
Obligations to return securities received as collateral		73
Total		21,544
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,916
Payables under securities lending transactions		248
Total		2,164
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,754
Total		¥ 1,754

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,434,521 million at March 31, 2015 and March 31, 2016, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.